Offsets	Jan. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	CareTrust REIT, Inc.
Form or Filing Type	S-3
File Number	333-269998
Initial Filing Date	Aug. 29, 2024
Fee Offset Claimed	$ 64,965
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 440,145,000
Explanation for Claimed Amount
(2)
On August 29, 2024, the Registrant filed a prospectus supplement (the “2024 Prospectus Supplement”) to a base prospectus contained in the Registration Statement and concurrently submitted a filing fee of $110,700.00. The 2024 Prospectus Supplement related to the Registrant’s offer and sale from time to time of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), having an aggregate gross sales price of up to $750,000,000 under an at-the-market-program (the “2024 ATM Program”). As of the date of this prospectus supplement, the 2024 ATM Program has been terminated with $440,145,000 of shares of the Registrant’s Common Stock remaining unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, filing fees of $64,965.40 representing the aggregate offering price of unsold securities that were initially registered pursuant to the 2024 ATM Prospectus are being offset against the $114,825.00 of registration fees due for this offering. The balance of the registration fee, $49,859.60, is being paid herewith.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	CareTrust REIT, Inc.
Form or Filing Type	S-3
File Number	333-269998
Filing Date	Aug. 29, 2024
Fee Paid with Fee Offset Source	$ 64,965
Offset Note
(2)
On August 29, 2024, the Registrant filed a prospectus supplement (the “2024 Prospectus Supplement”) to a base prospectus contained in the Registration Statement and concurrently submitted a filing fee of $110,700.00. The 2024 Prospectus Supplement related to the Registrant’s offer and sale from time to time of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), having an aggregate gross sales price of up to $750,000,000 under an at-the-market-program (the “2024 ATM Program”). As of the date of this prospectus supplement, the 2024 ATM Program has been terminated with $440,145,000 of shares of the Registrant’s Common Stock remaining unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, filing fees of $64,965.40 representing the aggregate offering price of unsold securities that were initially registered pursuant to the 2024 ATM Prospectus are being offset against the $114,825.00 of registration fees due for this offering. The balance of the registration fee, $49,859.60, is being paid herewith.